As filed with the Securities and Exchange Commission on November 21, 2023.
No. 333-221046
No. 811-23304

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 165	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 166	☒

Invesco Exchange-Traded Self-Indexed Fund Trust
(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (800) 983-0903
Adam Henkel, Esquire
3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

With Copies to:
Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700 Washington, DC 20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on December 21, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 165 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating December 21, 2023, as the new effective date for Post-Effective Amendment No. 106 to the Trust’s Registration Statement, which was filed on June 21, 2021 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 112, 115, 117, 119, 122, 124, 126, 127, 128, 129, 130, 132, 133, 137, 138, 140, 142, 145, 147, 149, 151, 152, 153, 154, 157, 158, 161, 163 and 164 to the Trust’s Registration Statement filed on September 3, 2021, October 1, 2021, October 29, 2021, November 24, 2021, December 22, 2021, January 20, 2022, February 18, 2022, March 18, 2022, April 14, 2022, May 13, 2022, June 10, 2022, July 8, 2022, August 5, 2022, September 2, 2022, September 29, 2022, October 28, 2022, November 23, 2022, December 22, 2022, January 20, 2023, February 17, 2023, March 17, 2023, April 14, 2023, May 12, 2023, June 9, 2023, July 7, 2023, August 4, 2023, September 1, 2023, September 29, 2023 and October 27, 2023. This Amendment relates solely to Invesco Racial and Gender Diversity ETF, a series of the Trust.
This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 106 to the Trust’s Registration Statement, which was filed on June 21, 2021.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 21st day of November, 2023.
Invesco Exchange-Traded Self-Indexed Fund Trust
By:	/s/ Anna Paglia
Anna Paglia
Title:	President and Trustee
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ Anna Paglia	President and Trustee	November 21, 2023
Anna Paglia
/s/ Kelli Gallegos	Treasurer	November 21, 2023
Kelli Gallegos
/s/ Adam Henkel	Secretary	November 21, 2023
Adam Henkel
*/s/ Ronn R. Bagge	Vice Chairman and Trustee	November 21, 2023
Ronn R. Bagge
*/s/ Todd J. Barre	Trustee	November 21, 2023
Todd J. Barre
*/s/ Edmund P. Giambastiani, Jr.	Trustee	November 21, 2023
Edmund P. Giambastiani, Jr.
*/s/ Victoria J. Herget	Trustee	November 21, 2023
Victoria J. Herget
*/s/ Marc M. Kole	Trustee	November 21, 2023
Marc M. Kole
*/s/ Yung Bong Lim	Trustee	November 21, 2023
Yung Bong Lim
*/s/ Joanne Pace	Trustee	November 21, 2023
Joanne Pace
*/s/ Gary R. Wicker	Trustee	November 21, 2023
Gary R. Wicker
*/s/ Donald H. Wilson	Chairman and Trustee	November 21, 2023
Donald H. Wilson
*By: /s/ Adam Henkel		November 21, 2023
Adam Henkel
Attorney-In-Fact
*
Adam Henkel signs this Registration Statement pursuant to powers of attorney filed with Post-Effective Amendment No.  89 to the Trust's Registration Statement and incorporated by reference herein.